S-K 1602, SPAC Registered Offerings	May 27, 2026 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]

We have until the date that is 24 months from the closing of this offering, or until such earlier date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe, How Extended [Text Block]

We have until the date that is 24 months from the closing of this offering, or until such earlier date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes payable, but without deduction for any excise or similar tax that may be due or payable), divided by the number of then issued and outstanding public shares, subject to applicable law. If we are unable to complete our initial business combination within 24 months from the closing of this offering, or by such earlier date as our board of directors may approve, and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes payable, but without deduction for any excise or similar tax that may be due or payable, and less up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law as further described herein.

SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (“NTBV”), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the underwriters’ over-allotment option. See section entitled “Dilution” for more information.

As of March 31, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.55	$6.95	$3.05	$5.97	$4.03	$4.05	$5.95	$(1.32)	$11.32

$7.54	$6.95	$3.05	$5.97	$4.03	$4.07	$5.93	$(1.20)	$11.20

SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00

We may redeem the outstanding warrants:

•   in whole and not in part;

•   at a price of $0.01 per warrant;

•   upon a minimum of 30 days’ prior written notice of redemption, which we refer to as the 30-day redemption period; and

•   if, and only if, the closing price of our Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a warrant as described under the heading “Description of Securities — Warrants — Public Warrants — Redemption Procedures — Anti-dilution Adjustments”) for any 20 trading days within a 30-trading day period commencing at least 30 days after completion of our initial business combination and ending on the third trading day prior to the date on which we send the notice of redemption to the warrant holders.

We will not redeem the warrants as described above unless a registration statement under the Securities Act covering the issuance of the Class A ordinary shares issuable upon exercise of the warrants is then effective and a current prospectus relating to those Class A ordinary shares is available throughout the measurement period. If and when the warrants become redeemable by us, we may not exercise our redemption right if the issuance of ordinary shares upon exercise of the warrants is not exempt from registration or qualification under applicable state blue sky laws or we are unable to effect such registration or qualification. We will use our best efforts to register or qualify such ordinary shares under the blue sky laws of the state of residence in those states in which the warrants were offered by us in this offering.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the $180,400,000 in gross proceeds we receive from this offering and the sale of the private placement units described in this prospectus, or $206,650,000 if the underwriters’ over-allotment option is exercised in full, $175,000,000 ($10.00 per unit), or $201,250,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit), will be placed in a U.S.-based trust account with Continental Stock Transfer & Trust Company acting as trustee, after deducting $3,500,000 in underwriting discounts and commissions payable upon the closing of this offering and an aggregate of $1,900,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay income taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for the withdrawal of interest to pay our taxes and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated an initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

The net proceeds released to us from the trust account upon the closing of our initial business combination may be used as consideration to pay the sellers of a target business with which we complete our initial business combination. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may use the balance of the cash released from the trust account following the closing for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital. There is no limitation on our ability to raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering. However, our amended and restated memorandum and articles of association provide that, following this offering and prior to the consummation of our initial business combination, except in connection with the conversion of Class B ordinary shares into Class A ordinary shares where the holders of such shares have waived any rights to receive funds from the trust account, we will be prohibited from issuing additional securities that would entitle the holders thereof to (i) receive funds from the trust account or (ii) vote as a class with public shares on any initial business combination.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 180,400,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. Although we believe that the net proceeds of this offering and the sale of the private placement units will be sufficient to allow us to complete our initial business combination, because we have not yet identified any prospective target business we cannot ascertain the capital requirements for any particular transaction. As a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete a proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our initial shareholders and their affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our initial shareholders or their affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
InterPrivate Acquisition Management V LLC	$20,000 per month	Office space, utilities and secretarial and administrative support
	5,031,250 Class B ordinary shares (up to 656,250 of which are subject to forfeiture to the extent the underwriters’ over-allotment option is not exercised in full)(1)	25,000
	365,000 private placement units to be purchased simultaneously with the closing of this offering(2)	$3,650,000
	Up to $250,000	Repayment of loans made to us to cover offering related and organizational expenses
Independent director nominees	Membership interests representing the right to 30,000 Class B ordinary shares	Approximately $149 each
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
InterPrivate Acquisition Management V LLC, our officers or directors, or our or their affiliates

Up to $1,500,000 in working capital loans, which loans may be convertible into units of the post-business combination entity at a price of $10.00 per unit at the option of the lender, which conversion may result in material dilution to our public shareholders

Working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Finder’s fees, advisory fees, consulting fees or success fees

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

(1)      Of the Class B Ordinary Shares, the non-managing sponsor investors own, indirectly through the purchase of non-managing membership interests, an aggregate of 1,400,000 Class B Ordinary Shares, which were purchased for approximately $0.003 per share.

(2)      The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 175,000 private placement units ($1,750,000 in the aggregate) at a price of $10.00 per unit (whether or not the over-allotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to letter agreements with us, each of our initial shareholders, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants), as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder shares

With respect to (i) 50% of such shares, one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the last reported sale price (the “closing price”) of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination and (ii) the remaining 50% of such shares, six months after the completion of our initial business combination, or, in either case, the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

InterPrivate Acquisition Management V LLC Ahmed Fattouh, Lex Sokolin, Kevin Cox, Brandon Bentley, Nicholaos C. Krenteras, Dimitri Goulandris

Transfers permitted (a) to our or Cantor’s or EBC’s officers, directors, advisors or consultants, any affiliate or family member of any of our or Cantor’s officers, directors, advisors or consultants, any members or partners of our sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of our sponsor, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) as pro rata distributions from our sponsor, Cantor or EBC to their respective members, partners or shareholders pursuant to our sponsor’s, Cantor’s or EBC’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the State of Delaware or our sponsor’s limited liability company agreement upon dissolution of our sponsor or upon dissolution of Cantor; (h) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); (i) in the event of our liquidation prior to the consummation of our initial business combination; (j) to us for no value for cancellation in connection with the consummation of our initial business combination; or (k) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (h), these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements. Except in certain limited circumstances, no member of our sponsor may transfer all or any portion of its membership interests in our sponsor.

Private placement units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants)(1)	30 days after the completion of our initial business combination	InterPrivate Acquisition Management V LLC Ahmed Fattouh, Lex Sokolin, Kevin Cox, Brandon Bentley, Nicholaos C. Krenteras, Dimitri Goulandris	Same as above
Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares or warrants	180 days	InterPrivate Acquisition Management V LLC Ahmed Fattouh, Lex Sokolin, Kevin Cox, Brandon Bentley, Nicholaos C. Krenteras, Dimitri Goulandris

Cantor, as the representative of the underwriters in this offering, in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our initial shareholders, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants) pursuant to the letter agreements described in the immediately preceding paragraphs.

(1)      The private placement units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants) to be purchased by Cantor and EBC will also be subject to such restrictions and other transfer restrictions under Financial Industry Regulatory Authority (“FINRA”) rules. See the section entitled “Underwriting” for more information.

Up to 656,250 of the founder shares will be surrendered by our initial shareholders to us for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor, in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement units (including the securities comprising such units) or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth therein.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the NTBV per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares.

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement-equivalent warrants, as further described in this prospectus and (iv) no value is attributed to the warrants (however, we may need to issue ordinary shares or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of this offering and the sale of private placement units) and (B) assume the issuance of 17,500,000 Class A ordinary shares (or 20,125,000 Class A ordinary shares if the underwriters’ over-allotment option is exercised in full) and 5,031,250 founder shares (up to 656,250 of which are assumed to be forfeited in the scenario in which the underwriters’ over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement-equivalent warrants, as further described in this prospectus and (iv) no value is attributed to the warrants (however, we may need to issue ordinary shares or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of this offering and the sale of private placement units) and (B) assume the issuance of 17,500,000 Class A ordinary shares (or 20,125,000 Class A ordinary shares if the underwriters’ over-allotment option is exercised in full) and 5,031,250 founder shares (up to 656,250 of which are assumed to be forfeited in the scenario in which the underwriters’ over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of March 31, 2026
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment
Public offering price	$10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00
Net tangible book deficit before this offering	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
Increase (decrease) attributable to public shareholders	7.57	7.58	6.98	6.98	6.00	6.00	4.10	4.08	(1.17)	(1.29)
Pro forma net tangible book value after this offering	7.54	7.55	6.95	6.95	5.97	5.97	4.07	4.05	(1.20)	(1.32)
Dilution to public shareholders	$2.46	2.45	3.05	3.05	4.03	4.03	5.93	5.95	11.20	11.32
% of dilution to public shareholders	24.60%	24.50%	30.50%	30.50%	40.30%	40.30%	59.30%	59.50%	112.00%	113.20%

Numerator:
Net tangible book deficit before this offering	$(153,238)	(153,238)	(153,238)	(153,238)	(153,238)	(153,238)	(153,238)	(153,238)	(153,238)	(153,238)
Net proceeds from this offering and the sale of the private placement units(1)	176,250,000	202,500,000	176,250,000	202,500,000	176,250,000	202,500,000	176,250,000	202,500,000	176,250,000	202,500,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	128,244	128,244	128,244	128,244	128,244	128,244	128,244	128,244	128,244	128,244
Less: Deferred underwriting commissions(2)	(7,000,000)	(8,575,000)	(7,000,000)	(8,575,000)	(7,000,000)	(8,575,000)	(7,000,000)	(8,575,000)	(7,000,000)	(8,575,000)
Less: Over-allotment liability	(138,600)	—	(138,600)	—	(138,600)	—	(138,600)	—	(138,600)	—
Less: Amounts paid for redemptions(3)	—	—	(43,750,000)	(50,312,500)	(87,500,000)	(100,625,000)	(131,250,000)	(150,937,500)	(175,000,000)	(201,250,000)
	$169,086,406	193,900,006	125,336,406	143,587,506	81,586,406	93,275,006	37,836,406	42,962,506	(5,913,594)	(7,349,994)

Denominator:
Ordinary shares outstanding prior to this offering	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250
Ordinary shares forfeited if over-allotment is not exercised	(656,250)	—	(656,250)	—	(656,250)	—	(656,250)	—	(656,250)	—
Ordinary shares offered and sale of private placement units	18,040,000	20,665,000	18,040,000	20,665,000	18,040,000	20,665,000	18,040,000	20,665,000	18,040,000	20,665,000
Less: Ordinary shares redeemed	—	—	(4,375,000)	(5,031,250)	(8,750,000)	(10,062,500)	(13,125,000)	(15,093,750)	(17,500,000)	(20,125,000)
	22,415,000	25,696,250	18,040,000	20,665,000	13,665,000	15,633,750	9,290,000	10,602,500	4,915,000	5,571,250

(1)      Expenses applied against gross proceeds include offering expenses of approximately $650,000. See “Use of Proceeds.”

(2)      Upon the consummation of our initial business combination, $0.40 per unit on all units sold (up to $7,000,000 in the aggregate or 6.0% or up to $8,575,000 in the aggregate if the underwriter’s over-allotment option is exercised in full, which amount will be payable to the underwriter for deferred underwriting commissions to be deposited into a trust account located in the United States and released to the underwriter for its own account only upon the completion of an initial business combination. See also “Underwriting” for a description of compensation and other items of value payable to the underwriter.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Ahmed Fattouh

Brandon Bentley

In addition, our sponsor and our officers and directors may sponsor or form other SPACs similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other SPAC with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

We do not believe that any potential conflicts would materially affect our ability to identify a suitable target and to consummate our initial business combination, as we believe there are multiple potential opportunities within the industries and geographies of our primary focus.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus, and our sponsor will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our initial shareholders, officers and directors have entered into letter agreements with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they may hold in connection with the completion of our initial business combination. Additionally, our initial shareholders, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private placement units (and underlying securities) will expire worthless. Furthermore, our initial shareholders, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until with respect to (i) 50% of such shares, one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination and (ii) the remaining 50% of such shares, six months after the completion of our initial business combination, or, in either case, the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. The private placement units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants) will not be transferable until 30 days following the completion of our initial business combination. Accordingly, our officers and directors who directly or indirectly own our securities may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our initial shareholders and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our initial shareholders will have invested in us an aggregate of $4,025,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.005 per share) and the $4,000,000 purchase price for the private placement units (or $10.00 per unit, and excluding private placement units to be acquired by Cantor). Accordingly, our management team or our initial shareholders may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our initial shareholders had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering.

•        Certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        In the event our sponsor or an affiliate of our sponsor or certain of our officers and directors provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        Similarly, if we agree to pay our initial shareholders, officers or directors, or our or their affiliates, a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our initial shareholders, officers or directors, non-managing sponsor investors or any of their respective affiliates, or completing the business combination through a joint venture or other form of shared ownership with our initial shareholders, officers or directors, non-managing sponsor investors or any of their respective affiliates; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our initial shareholders, officers or directors, non-managing sponsor investors or any of their respective affiliates, or completing the business combination through a joint venture or other form of shared ownership with our initial shareholders, officers or directors, non-managing sponsor investors or any of their respective affiliates. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our initial shareholders (including their respective members), officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our initial shareholders, officers or directors, or our or their affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

We cannot assure you that any of the above mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our initial shareholders, officers and directors have agreed to vote their founder shares and any public shares purchased during or after this offering in favor of our initial business combination, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction. The non-managing sponsor investors are not required to (i) hold any units, Class A ordinary shares or public warrants they may purchase in this offering or thereafter for any amount of time, (ii) vote any Class A ordinary shares they may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising their right to redeem their public shares at the time of our initial business combination. The non-managing sponsor investors will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares underlying the units they may purchase in this offering as the rights afforded to our other public shareholders. However, if the non-managing sponsor investors purchase or otherwise hold a substantial number of our units, then the non-managing sponsor investors will potentially have different interests than our other public shareholders in approving our initial business combination and otherwise exercising their rights as public shareholders because of their indirect ownership of founder shares as further discussed in this prospectus.